Shareholder Fees - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO	Jan. 27, 2025 USD ($)
FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO | Fidelity Treasury Only Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none